Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025	AS OF JUNE 30, 2026
CASH AND CASH EQUIVALENTS
Cash equivalents	478,541	218,055
Cash	38,144	169,936
Cash and cash equivalents	516,685	387,992
Cash equivalents mainly include term deposits with short-term maturities and highly liquid investments in mutual funds (measured at amortized cost) and highly liquid investments in mutual funds and structured notes (measured at fair value through profit or loss)
denominated in euros and U.S. dollars. Cash equivalents include the invested proceeds from the 2025 Offering.
As of December 31, 2025 and June 30, 2026, in addition to the Group’s bank accounts, cash includes notice accounts and demand deposit accounts amounting to €5,744 thousand and €66,120 thousand, respectively. These funds are available on demand within 24 hours and without penalty.
As of December 31, 2025 and June 30, 2026, the impact of the revaluation of cash and cash equivalents held in U.S. dollars into the
Company's functional currency is a net financial expense of €8,639 thousand and a net financial gain of €2,736 thousand, respectively.